ELFUN DIVERSIFIED FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

(each a “Fund”, and collectively the “Funds”)

SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE

PROSPECTUS AND SUMMARY PROSPECTUS

DATED APRIL 30, 2021 AS MAY BE SUPPLEMENTED FROM TIME TO TIME

Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:

All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

110121SUPP2